Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 01, 2020	Oct. 31, 2019	Dec. 04, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000004836
Account Value [Line Items]
Account Value	$ 28,453									$ 21,022	$ 18,996	$ 24,150	$ 17,279		$ 14,728		$ 12,736	$ 12,061	$ 9,901	$ 9,830	$ 10,000
C000206042
Account Value [Line Items]
Account Value	10,800									10,168	9,984	10,818	10,823		10,478	$ 10,000
C000221944
Account Value [Line Items]
Account Value	9,761									8,606	8,697	10,580	9,990	$ 10,000
C000004833
Account Value [Line Items]
Account Value	11,210									10,374	10,253	11,442	11,584		11,008		10,154	10,306	10,315	10,105	10,000
C000004835
Account Value [Line Items]
Account Value	21,395									15,872	14,777	19,386	14,506		13,559		12,008	12,136	10,397	10,201	10,000
C000004838
Account Value [Line Items]
Account Value	11,236									10,566	10,426	11,344	11,349		10,978		10,267	10,405	10,359	10,151	10,000
C000206043
Account Value [Line Items]
Account Value	10,833									10,197	10,039	10,879	10,819		10,536	$ 10,000
C000248048
Account Value [Line Items]
Account Value	10,369	$ 10,430	$ 10,343	$ 10,251	$ 10,140	$ 10,080	$ 10,000	$ 10,040	$ 10,000
C000004834
Account Value [Line Items]
Account Value	$ 17,304									$ 13,705	$ 13,778	$ 18,979	$ 14,365		$ 13,563		$ 12,393	$ 12,726	$ 10,817	$ 10,289	$ 10,000